Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares iBonds Dec 2030 Term Treasury ETF | iShares iBonds Dec 2030 Term Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	7.47%	1.20%	4.01%	(14.72%)	(3.69%)